Leases (Tables)	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Annual Rent	The annual rent as of March 31, 2024 is as follows:

To June 30, 2024	GBP 47,097
To June 30, 2025	GBP 49,452
To June 30, 2026	GBP 51,924
To June 30, 2027	GBP 54,521
To June 30, 2028	GBP 57,247

Summary of Right of Use Assets Activity

The following table summarizes our right-of-use assets activity for the BioCity and Shanghai lease the years ended March 31, 2024 and 2023, respectively.

Office and Lab Leases
Cost
Balance at March 31, 2022	$—
Additions	—
Effects of currency translation	—
Balance at March 31, 2023	$—
Additions	254,319
Effects of currency translation	—
Balance at March 31, 2024	$254,319

Accumulated amortization
Balance at March 31, 2022	$—
Amortization	—
Effects of currency translation	—
Balance at March 31, 2023	$—
Amortization	(48,229)
Effects of currency translation	—
Balance at March 31, 2024	$(48,229)

Right-of-use assets, net	$206,090

Summary of Lease Liability Activity

The following table summarizes the Company's lease liability activity for the BioCity lease and Shanghai lease for the years ended March 31, 2024 and 2023, respectively.

Total
Balance as of March 31, 2022	$—
Additions	—
Payment of lease liabilities	—
Interest expense on lease liabilities	—
Effects of currency translation	—
Balance as of March 31, 2023	$—
Additions	254,319
Payment of lease liabilities	(56,366)
Interest expense on lease liabilities	26,347
Effects of currency translation	—
Balance as of March 31, 2024	$224,300

Summary of Maturity of Lease Liabilities

The following table summarizes the maturity of our lease liabilities as of March 31, 2024:

March 31, 2024
Less than one year	$76,706
One to five years	222,486
More than five years	—
Total lease payments	$299,192
Less: imputed interest	(74,892)
Lease Liabilities	$224,300